STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 28, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Warrants Details Narrative
Number of outstanding securities called by warrants (in shares)	1,000,000			1,000,000	0
Exercise price (in dollars per share)	$ 0.90			$ 0.90
Derivative liability	$ 53,612	$ 501,588	$ 501,588
Method used	Lattice option-pricing model, adjusted for dilution